Acquisition Integration Charges	12 Months Ended
Dec. 31, 2012
Acquisition Integration and Restructuring Charges [Abstract]
Acquisition Integration Charges
ACQUISITION INTEGRATION AND RESTRUCTURING CHARGES
Acquisition Integration Charges and Transaction Costs
Eaton incurs integration charges and transaction costs related to acquired businesses. A summary of these charges follows:

	2012	2011	2010
Acquisition integration charges
Electrical Products	$4	$1	$23
Electrical Systems and Services	13	9	12
Hydraulics	16	4	1
Aerospace	—	—	4
Total business segments	33	14	40
Corporate	11	—	—
Total acquisition integration charges	$44	$14	$40

Transaction costs
Corporate	$106	$—	$—
Financing fees	72	—	—
Total transaction costs	$178	$—	$—

Total acquisition integration charges and transaction costs before income taxes	$222	$14	$40
Total after income taxes	$167	$10	$27
Per ordinary share - diluted	$0.48	$0.03	$0.08
Integration charges in 2012 were related primarily to Polimer Kauçuk Sanayi ve Pazarlama A.Ş. (SEL), Jeil Hydraulics, Cooper and Internormen Technology Group. Integration charges in 2011 were related primarily to CopperLogic, Tuthill Coupling Group, Wright Line Holding, EMC Engineers and Internormen Technology Group. Integration charges in 2010 were related primarily to Moeller and Phoenixtec. These charges were included in Cost of products sold or Selling and administrative expense, as appropriate.
Corporate integration charges in 2012 were related primarily to the acquisition of Cooper. These charges were included in Selling and administrative expense. In Business Segment Information the charges were included in Other corporate expense-net.
Acquisition-related transaction costs, such as investment banking, legal and other professional fees are not included as a component of consideration transferred in an acquisition, but are expensed as incurred. Acquisition-related transaction costs in 2012 were related primarily to the acquisition of Cooper. These charges were included in Selling and administrative expense, Interest expense-net and Other expense (income)-net. In Business Segment Information the charges were included in Interest expense-net and Other corporate expense-net.
See Note 2 for additional information about Cooper and other business acquisitions.
Restructuring Charges
During the fourth quarter of 2012, Eaton undertook restructuring activities to improve the efficiency of certain businesses. These actions resulted in a charge of $50, comprised of severance costs totaling $34 and other non-cash expenses totaling $16.  These charges were included in Cost of products sold or Selling and administrative expense, as appropriate. In Business Segment Information, the charges reduced Operating profit of the related business segment. See Note 14 for additional information about business segments. As of December 31, 2012, the liability related to these restructuring actions totaled $34 and is expected to be paid out during the first half 2013.